Convertible Debentures (Tables)	3 Months Ended
Mar. 31, 2021
Convertible Debentures Abstract
Summary of Debt Component

The Company recorded interest expense of C$820 ($648) for the three months ended March 31, 2021.

	$ CAD	$ USD

Year ended December 31, 2020
Proceeds on issuance of Debenture	17,910	13,334
Transaction costs paid	(768)	(572)
Portion allocated to equity - conversion option and other features	(8,683)	(6,464)
Interest expense	1,594	1,222
Value of shares issued to settle interest payable	(754)	(588)
Exchange differences	-	351
Closing balance	9,299	7,283

Period ended March 31, 2021
Opening balance	9,299	7,283
Interest expense	820	648
Exchange differences	-	81
Closing balance	10,119	8,012